Vanguard SP Small-Cap 600 Index Fund Average Annual Total Returns - Institutional Prospectus [Member]	12 Months Ended	60 Months Ended	69 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.70%	8.36%			8.96%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.88%	13.78%	14.20%	12.36%	12.48%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.63%	8.33%			8.94%
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.23%	7.95%			8.57%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.35%	6.50%			7.23%